Leases - Schedule of Maturities of Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	€ 478,455
Less: imputed interest	41,633
Total lease liabilities	436,822	€ 250,184
Current lease liabilities	187,404	99,432
Non-current lease liabilities	249,418	€ 150,752
2023
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	221,651
2024
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	160,576
2025
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	96,228
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Thereafter	€ 0